Investment Risks - Taylor Frigon Core Growth Fund	Mar. 27, 2026
Risks of Investing in Common Stocks
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Risks of Investing in Common Stocks. The Fund invests primarily in common stocks, which subjects the Fund and its shareholders to the risks associated with common stock investing. These risks include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change including being affected by interest rate levels and political events.

Additionally, unexpected local, regional, or global events, such as war; acts of terrorism; financial, political, or social disruptions; natural, environmental, or man-made disasters; the spread of infectious illnesses or other public health issues (such as COVID-19); and recessions and depressions could have a significant impact on the Fund and its investments and may impair market liquidity. Such events can cause investor fear, which can adversely affect the economies of nations, regions, and the market in general, in ways that cannot necessarily be foreseen.

Growth Risk
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Risk [Text Block]	Growth Risk. If the Adviser's perceptions of a company's growth potential are wrong, the securities purchased may not perform as expected, reducing the Fund's return.
Risks of Small and Medium Sized Companies
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Risks of Small and Medium Sized Companies. Small and medium capitalization companies may be subject to additional risks. The earnings and prospects of these companies are more volatile than larger companies. Small and medium sized companies may experience higher failure rates than do larger companies.

Risks of Micro-Cap Companies
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Risks of Micro-Cap Companies. The prices of micro-cap stocks are generally more volatile, and their markets are less liquid relative to larger companies. Therefore, the Fund may experience considerably more risk of loss and its returns may differ significantly from funds investing in larger companies or other asset classes.

Sector Risk
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Sector Risk. Sector risk is the possibility that all stocks within the same sector will decline in price due to sector-specific market or economic developments. The Fund may emphasize certain sectors at various times including, among others, information technology, industrials, health care, consumer discretionary and financials.

Risks associated with investments in companies in the information technology sector include that their technology may become obsolete, short product cycles, falling prices and profits, competition from new market entrants and general market conditions.

Risks associated with investments in companies in the industrials sector include consumer sentiment and spending, commodity prices, legislation, government regulation and spending, import controls, and worldwide competition. Companies in this sector may also be affected by liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control.

Risks associated with investments in companies in the health care sector may include government regulation and reimbursement rates, as well as government approval of products and services. Further, types of products or services produced or provided by health care companies quickly can become obsolete. Pharmaceutical companies and other companies can be affected by patent expirations.

Risks associated with investments in companies in the consumer discretionary sector include the overall economy, interest rates, competition and consumer confidence. Success of companies in this sector can depend heavily on disposable household income and consumer spending. Changes in demographics and consumer tastes may also affect companies in this sector.

Risks associated with investments in the financial sector are subject to government regulation limiting both the types of loans and other financial commitments such companies can make, and the interest rates and fees they can charge. Certain companies in this sector may be subject to price competition. The financial services industry can be subject to relatively rapid change as distinctions between financial services segments become increasingly blurred.

Foreign Risk
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Foreign Risk. Foreign securities and American Depository Receipts ("ADRs") have risks not usually associated with securities of U.S. issuers. These risks can include fluctuations in foreign currencies, foreign currency exchange controls, political and economic instability, differences in financial reporting, differences in securities regulation and trading, and taxation issues.

Management Risks
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Risk [Text Block]	Management Risks. The Adviser's implementation of the Fund's strategy may fail to produce the intended results.
Risk Lose Money [Member]
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Risk [Text Block]	The loss of money is a risk of investing in the Fund.